Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The consolidated financial statements include the accounts of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries. All intercompany transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation.

Consolidation of Variable Interest Entity and its subsidiaries

Consolidation of Variable Interest Entity and its subsidiaries

A VIE is an entity that either has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

Shanghai Jowell is deemed to have a controlling financial interest through a series of contracture agreements and be the primary beneficiary of Shanghai Juhao because it has both of the following characteristics:

(1)	The power to direct activities at Shanghai Juhao that most significantly impact such entity’s economic performance, and

(2)	The obligation to absorb losses of, and the right to receive benefits from, Shanghai Juhao that could potentially be significant to such entity.

Pursuant to the contractual arrangements with Shanghai Juhao, Shanghai Juhao shall pay service fees equal to all of its net profit after tax payments to Shanghai Jowell. Such contractual arrangements are designed so that the Shanghai Juhao would operate for the benefit of Shanghai Jowell and ultimately, the Company.

Accordingly, the accounts of the Shanghai Juhao are consolidated into the Company’s financial statements pursuant to ASC 810-10, “Consolidation”. In addition, their financial positions and results of operations are included in the Company’s financial statements. The carrying amount of this VIE’s assets and liabilities before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIE and VIE’s subsidiaries are as follows:

	December 31, 2024	December 31, 2023

Current assets	$17,497,021	$26,530,156
Total non-current assets	$8,214,924	$8,635,413
Total assets	$25,711,945	$35,165,569
Total current liabilities	$43,316,299	$42,847,427
Total non-current liability	$1,520,059	$1,032,235
	For the years ended December 31,
	2024	2023	2022

Revenue	$132,090,026	$160,009,293	$209,981,306
Operating expenses	$139,298,705	$170,094,956	$218,805,217
Net loss	$(7,120,033)	$(10,689,357)	$(8,338,701)
	For the years ended December 31,
	2024	2023	2022

Net cash provided by (used in) operating activities	$1,163,125	$(12,776,353)	$(11,849,660)
Net cash used in investing activities	$(123,961)	$(42,383)	$(1,426,388)
Net cash provided by (used in) financing activities	$(542,349)	$928,259	$9,635,309
Net increase (decrease) in cash	$902,910	$(12,127,610)	$(4,848,767)

Risks associated with the VIE structure

Risks associated with the VIE structure

A significant part of the Company’s business is conducted through the VIEs, of which the Company is the ultimate primary beneficiary. The Company has been advised by its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Company’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Company, their interest may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIEs depend on these individuals enforcing the contracts.  There is a risk that the benefits of ownership between the Company and the VIEs may not be aligned in the future.  Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Company’s operations depend on the VIEs to honour their contractual agreements with the Company and the enforceability, and therefore the benefits depend on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to be the ultimate primary beneficiary and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

The Company’s ability to be the ultimate primary beneficiary of the VIEs also depends on the Power of Attorney the shareholders have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Company’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the business licenses and/or operating licenses of the Company;
●	confiscate any of the Company’s income that they deem to be obtained through illegal operations;
●	discontinue or place restrictions or onerous conditions on the Company’s operations;
●	place restrictions on the Company’s right to collect revenues;
●	shut down the Company’s servers or block the Company’s apps/websites;
●	require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate the Company’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Company may not be able to comply;
●	taking other regulatory or enforcement actions against the Company that could be harmful to the Company’s business; or
●	impose fines on the Group.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIE in the consolidated financial statements as it may lose the ability to exert control over the VIE and its shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and the VIE. The Company, Jowell Tech, and Shanghai Jowell are essentially holding companies and do not have active operations as of December 31, 2024 and 2023. The Company, its subsidiaries, and VIE do not have any plan to distribute dividend or settle amounts owed under the VIE Agreements in the foreseeable future. The cash transfer among the holding company, its subsidiaries and VIE is typically transferred through payment for intercompany services or intercompany borrowing between holding company, subsidiaries and VIE.

Use of estimates

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting years. Significant items subject to such estimates and assumptions include, but not limited to, allowance for credit losses and advance to suppliers, valuation of inventories, and impairment of long-lived assets. Actual results could differ from those estimates.

Cash

Cash

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. As of December 31, 2024 and 2023, the Company had no cash equivalents.

Restricted cash

Restricted cash

Restricted cash represents required cash deposit as a part of collateral for the bank loan (see Note 10). The Company earns interest at a variable rate per month on this deposit. As of December 31, 2024 and 2023, the Company had restricted cash of nil and nil, respectively.

Accounts receivable, net of allowance for credit losses

Accounts receivable, net of allowance for credit losses

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable. The estimated credit losses charged to the allowance is classified as “General and administrative” in the consolidated statements of operations and comprehensive income. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Accounts receivable is written off after all collection efforts have ceased. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied its performance obligation and has the unconditional right to payment. As of December 31, 2024 and 2023, the allowance for credit losses for accounts receivable was $438,864 and $559,382, respectively. For the years ended December 31, 2024, 2023 and 2022, the recognized credit losses (reversed in collection) of ($113,345), $474,982 and ($11,631), respectively.

Inventories

Inventories

Inventories consist of goods in transit and finished goods and are stated at the lower of cost or net realizable value. The cost of inventories is calculated using the weighted average basis. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased, and has sole discretion in establishing prices for the goods to be sold. Write downs are recorded in cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss. Write down (reversal) of $235,674 ($438,949) and $1,102,119 were recorded in cost of revenues in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024, 2023 and 2022, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful life
Electronic equipment	3~5 years
Office furniture	5 years
Leasehold improvement	5 years
Vehicles	4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are removed from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income.

Construction in progress

Construction in progress

Construction in progress is comprised primarily of Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The fiscal years ended December 31, 2024 and 2023 the construction in progress assets were related to lease in improvement of manufacturing facilities for the Company. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest on construction in progress is included in property and equipment and is amortized over the life of the related assets. During the years ended December 31, 2024 and 2023, the Company capitalized nil and nil of interest expense.

Intangible assets, net

Intangible assets, net

Intangible assets consist primarily of customized software systems purchased from third-party vendors, used for accounting and business operation. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method over the estimated useful economic life of 3 years.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairments of these assets as of December 31, 2024 and 2023
Long-term investment

Long-term investment

Equity investments without readily determinable fair values

Equity investments without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in accordance with ASC Topic 321, Investments – Equity Securities.

Equity method investments

For an investee company over which the Company has the ability to exercise significant influence, but does not have a controlling interest, the Company accounted for those using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investment is recognized in the consolidated statements of operations and comprehensive income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which it has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which it has recorded an equity investment equals or exceeds the Company’s interest in the entity, it does not recognize further losses, unless it has incurred obligations or made payments on behalf of the equity investee.

The Company evaluates the equity method investments for impairment. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary
Fair value of financial instruments

Fair value of financial instruments

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, restricted cash, accounts receivable, advances to suppliers, short-term loan, due to related parties, accounts payable, trade notes payable, contract liabilities, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities.

Share-Based compensation

Share-Based compensation

The Company follows the provisions of ASC 718, “Compensation - Stock Compensation,” which share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period for the entire award.

Leases

Leases

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”). For all leases that were entered into prior to the effective date of ASC 842, the Company has elected to utilize the package of practical expedients at the time of adoption, which allows the Company to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Company did not recognize operating lease right-of-use (“ROU”) assets or operating lease liabilities. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term. See Note 14 for further discussion.

The Company, through its subsidiary, leases its offices, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption for the lease terms that are 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset. The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term and had no finance leases for any of the periods stated herein.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets as of December 31, 2024 and 2023.

Revenue recognition

Revenue recognition

The Company through its websites mainly www.1juhao.com and mobile applications, engages primarily in online sale of personal care products, nutritional supplements and general merchandise products sourced from manufacturers and distributors in China, and also offers an online marketplace that enables third-party sellers to sell their products to the Company’s consumers. Customers place their orders for products or services online primarily through the Company’s websites and mobile applications. Payment for the purchased products or services is generally made either before delivery or upon delivery.

Consistent with the criteria of ASC 606, the Company recognizes revenues when the Company satisfies a performance obligation by transferring a promised goods or services to a customer. Goods (represent “Cosmetic products Health and nutritional supplements and Household products”) are transferred when the customer obtains control of it, which generally occurs upon the delivery of the products to customers. Service (represent “others”) is recognized ratably over the contract period.

In accordance with ASC 606, the Company evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Company is a principal, that the Company obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Company is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, revenues should be recognized in the net amount for the amount of commission which the Company earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenue is recorded net of value-added taxes.

The Company recognizes revenue net of discounts and return allowances when the products are delivered and title passes to customers. Significant judgement is required to estimate return allowances. For online direct sales business with return conditions, the Company reasonably estimate the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. The Company generally grants customers 7 days of free return upon receiving goods according to PRC law regarding online purchased products. As of December 31, 2024 and 2023, no return allowances were recorded.

The Company primarily sells cosmetic products, nutritional supplements and household products through online direct sales. The Company recognizes product revenues from the online direct sales on a gross basis as the Company is a principal because it controls the promised good or service before transferring it to a customer. The Company recognizes revenue when the title passes to customers after the customer signs for receipt. This control is determined by the following indicators 1) The Company is the primary obligor in the sales transaction and responsible for fulfilling the promise to provide the product and service. 2) The Company bears the inventory risk. The Company will first indemnify customers for product damages and then request reimbursements from suppliers if the suppliers are determined to be responsible for the damages. 3) The Company has discretion in establishing the prices and control over the entire transaction.

Other than revenue from online direct sales, the Company also earns service fees charged to third-party sellers for participating in the Company’s online marketplace, where the Company generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party sellers. During the years ended December 31, 2024, 2023 and 2022, revenue from service fees were $316,607, $544,562 and $123,208, respectively.

Unearned revenue consists of payments received or awards to customers related to unsatisfied performance obligations at the end of the period, included in contract liabilities in the Company’s Consolidated Balance Sheets. As of December 31, 2024 and 2023, the Company had total contract liabilities of $2,372,037 and $2,357,016, respectively, which mainly represent the proceeds received for orders placed at end of each period, while the deliveries were accomplished at the beginning of the next periods, when they were recognized as revenue. The revenue subsequent recognized that was included in the contract liability balance at the beginning of the respective period was $1,910,872 and $1,787,159, respectively.

Revenue is recognized at a point in time when the goods are transferred to customers, and no remaining performance obligation in future periods. The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of purchase price of products, inbound shipping charges and write-downs of inventory. Shipping charges to receive products from the suppliers are included in the inventories and recognized as cost of revenues upon sale of the products to the customers.

Fulfillment expenses

Fulfillment expenses

Fulfillment expenses consist primarily of expenses charged by third-party couriers for dispatching and delivering the Company’s products and rental expenses of leased warehouses. Shipping cost included in fulfillment costs amounted to $1,634,158, $1,932,398 and $2,074,452 for the years ended December 31, 2024, 2023 and 2022, respectively.

Marketing expenses

Marketing expenses

Marketing costs primarily consist of targeted online advertising, payroll and related expenses for personnel engaged in marketing and selling activities. We also participate in cooperative advertising arrangements with certain of our vendors, and other third parties.

Advertising costs, which consist primarily of online advertising and outdoor advertising, are expensed as incurred, Advertising cost included in marketing expense amounted to $ $235,495, $1,421,315 and $2,142,803 for the years ended December 31, 2024, 2023 and 2022, respectively.

Income taxes

Income taxes

The Company’s subsidiaries in China and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the years ended December 31, 2024 and 2023. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain. The Company doesn’t believe that there were any uncertain tax positions as of December 31, 2024 and 2023, respectively.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of December 31, 2024 and 2023. The Company will recognize interest and penalties, if any, related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties will be included on the related tax liability line in the consolidated balance sheet. As of December 31, 2024, the tax years ended December 31, 2019 through December 31, 2024 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The applicable VAT rate was 13% or 9% (depending on the type of goods involved) for products sold in the PRC. The VAT may be offset by VAT paid by the Company on acquiring its inventories or receiving services from suppliers. The Company recorded a VAT payable or recoverable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by the Company’s subsidiaries and VIE in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net loss and other comprehensive income (loss). Other comprehensive income consists of foreign currency translation adjustment from the Company not using the U.S. dollar as its functional currency.

Loss per share

Loss per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2024, 2023 and 2022, the Company had no potential common shares outstanding that could potentially dilute EPS in the future.

Statement of cash flows

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average translation rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Concentrations

Concentrations

For the year ended December 31, 2024, one customer accounted for approximately 8.3% of the Company’s total sales. For the year ended December 31, 2023, one customer accounted for approximately 11.4% of the Company’s total sales. For the year ended December 31, 2022, one customer accounted for approximately 15.9% of the Company’s total sales.

For the year ended December 31, 2024, two major suppliers, accounted for approximately 26% and 16% of the total purchases. For the year ended December 31, 2023, three major suppliers, accounted for approximately 15%, 11% and 10% of the total purchases. For the year ended December 31, 2022, two major suppliers, accounted for approximately 14% and 12% of the total purchases. See Note 13 to the consolidated financial statements for additional information on related parities transactions.

Risks and Uncertainties

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of December 31, 2024 and 2023, $2,184,920 and $1,250,281 of the Company’s cash were on deposit at financial institutions in the PRC. In PRC, a company’s deposits at one bank are insured for a maximum of RMB500,000 in the event of bank failure. In Hong Kong and Cayman Islands, deposits are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance.

The Company does not carry any business interruption insurance, product liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Beginning in late 2019, there was an outbreak of COVID-19 (coronavirus) which has spread quickly to many parts in China, the U.S. and globally. In March 2020, the World Health Organization declared the COVID-19 a pandemic. With an aim to contain the COVID-19 outbreak, the Chinese government has imposed various strictive measures across the country including, but not limited to, travel restrictions, mandatory quarantine requirements, and postponed resumption of business operations until after the Chinese New Year holiday in 2020. Starting from March 2020, businesses in China began to reopen, and the interruptions to businesses were gradually removed. However, due to the outbreak of Omicron variant in many cities in China, including Xi’an, Hong Kong, Shanghai, Guangzhou and Suzhou, local governments imposed new restrictions and quarantine requirements with travel restrictions and temporary closure of office buildings and facilities, and the employees at our Shanghai office worked from home from March 30, 2022 to June 1, 2022. In early December 2022, Chinese government eased the strict control measure for COVID-19, which has led to surge in increased infections and caused disruption in our business operations in December 2022 and January 2023.

As an online retailer and retail platform, the Company’s operations in 2022 were not significantly negatively impacted by the pandemic. As the date of this report, the Chinese government has loosened its policy and there is no control measures due to COVID-19. However, the situation remains highly uncertain for any further outbreak or resurgence of the COVID-19 and new variants. It is therefore difficult for the Company to estimate the impact on our business or operating results that might be adversely affected by any further outbreak or resurgence of COVID-19 and new variants. We will continue to closely monitor the situation throughout 2025 and beyond.

Because of the uncertainty surrounding the COVID-19 outbreak, the business disruption and the financial impact related to the outbreak of and response to the coronavirus cannot be reasonably estimated at this time.

Foreign currency translation

Foreign currency translation

The Company’s financial information is presented in U.S. dollars (“USD”). The functional currency of the Company is the Chinese Yuan, Renminbi (“RMB”), the currency of the PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of December 31, 2024 and 2023 were RMB1.00 for US$0.1391 and US$0.1412, respectively. The average exchange rates for the years ended December 31, 2024, 2023 and 2022 were RMB1.00 for US$0.1404, US$0.1419 and US$0.1489, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

In September 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures. The Board is issuing the amendments in this Update to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The Board decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024.

In February 2024, the FASB issued ASU 2024-02, “Codification Improvements—Amendments to Remove References to the Concepts Statements”.The Board decided that the types of issues that it will consider through this project are changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or cost to most entities. An explanation of why each amendment in this Update is being made is provided in the “Amendments to the FASB Accounting Standards Codification” section. Thus, there is no separate section for the Board’s basis for conclusions in this Update. These issues to remove references to various Concepts Statements and their proposed amendments were included in Section A (“Amendments to Remove References to the Concepts Statements”) of the 2019 proposed Accounting Standards Update, Codification Improvements. Sections B and C (“Amendments to Disclosure Sections of the Codification” and “Other Codification Improvements”) of that proposed Update were finalized in 2020.The issues in this Update are numbered as they were in the 2019 proposed Update. In some cases, the Board decided to revise the amendments in this Update from what was included in the 2019 proposed Update. Those changes were responsive to stakeholder feedback received on the 2019 proposed Update and, in many cases, resulted in more narrow changes than were proposed.

In March 2024, the FASB issued ASU 2024-01, “Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and similar Awards”. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15.2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15,2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. If an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027.Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements. The Board are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued.

The Company has evaluated pronouncements recently issued but not yet adopted. The adoption of these pronouncements is not expected to have a material impact on the Company’s consolidated financial statements.